Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) $ in Millions		3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)		Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)		Dec. 31, 2017 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Long-Term Debt		$ 9,992			$ 9,992			$ 9,513
Less: Cash and Cash Equivalents		(376)	$ (489)		(376)	$ (489)		(610)	$ (405)	$ (3,548)	$ (3,720)
Net Debt		9,616			9,616			8,903
Net Earnings (Loss)		(418)	2,617	[1],[2]	(1,072)	2,828	[1],[2],[3]
Add (Deduct):
Interest Income		(3)	(10)	[1]	(6)	(27)	[1]
Foreign Exchange (Gain) Loss, Net		212	(410)	[1]	489	(486)	[1]
Revaluation (Gain)	[1]		(2,555)			(2,555)
Re-measurement of Contingent Payment		377	(66)	[1]	494	(66)	[1]
Other (Income) Loss, Net		$ 2	$ (2)	[1]		$ (2)	[1]
Rolling Twelve Month Basis [Member]
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Net Earnings (Loss)					(534)			3,366
Add (Deduct):
Finance Costs					731			725
Interest Income					(41)			(62)
Income Tax Expense (Recovery)					(430)			352
DD&A					2,384			2,030
E&E Impairment					894			890
Unrealized (Gain) Loss on Risk Management					879			729
Foreign Exchange (Gain) Loss, Net					163			(812)
Revaluation (Gain)								(2,555)
Re-measurement of Contingent Payment					422			(138)
(Gain) Loss on Discontinuance					(1,591)			(1,285)
(Gain) Loss on Divestitures of Assets					(1)			1
Other (Income) Loss, Net					(3)			(5)
Adjusted EBITDA					$ 2,873			$ 3,236
Net Debt to Adjusted EBITDA					3.3			2.8

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.
[2]	The comparative period has been restated to reflect measurement period adjustments related to the Acquisition as discussed in Note 7.
[3]	The comparative period has been restated to reflect the measurement period adjustments related to the Acquisition as discussed in Note 7.